VESSELS AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Net book value of vessels serving as collateral	$ 2,254,727	$ 2,269,946
Net book value of vessels	1,028,500
Collateral Pledged
Property, Plant and Equipment [Line Items]
Net book value of vessels serving as collateral	$ 2,254,700	$ 2,269,900